Segments - Summary of Results by Segment (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Profit before tax	£ 1,545	£ 1,817	£ 1,917
Customer loans	199,586	200,324	200,156
Customer deposits	167,315	175,921	172,351
Corporate centre [member]
Disclosure of operating segments [line items]
Profit before tax	(183)	43	127
Customer loans	4,524	6,167	6,726
Customer deposits	£ 2,791	9,781	8,219
Reclassification and presentational changes [member] | Corporate centre [member]
Disclosure of operating segments [line items]
Profit before tax		21	15
Customer loans		262	248
Customer deposits		£ 6,418	£ 5,188